Income Taxes - Components of the provision (benefit) for income taxes (Details) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Current
U.S. federal								$ 11,434
Deferred
U.S. federal								101,676	$ 483
Income Tax Expense (Benefit), Total	$ 0		$ 12,573			$ 12,573		11,434
TOI Parent Inc.
Current
U.S. federal								822,490	355,245
State and local				$ 91,039			$ 132,942	28,183	203,261
Total current				91,039			132,942	850,673	558,506
Deferred
U.S. federal				552,044				(919,164)	697,261
State and local				179,057			(42,337)	(424,332)	127,501
Deferred Income Tax Expense (Benefit), Total				731,102	$ (3,537,965)	(888,897)	(42,337)	(1,343,747)	824,762
Total U.S. federal				552,044				(96,674)	1,052,506
Total State and local				270,096			90,605	(396,149)	330,762
Income Tax Expense (Benefit), Total		$ 798,504	$ (23,190)	$ 822,140	$ 1,796,123	$ (298,102)	$ 90,605	$ (492,823)	$ 1,383,268